Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, par value	$ 0.001	$ .001	$ 0.001
Common stock, shares issued	87,176,763	47,141,230	27,112,263
Common stock, shares outstanding	87,176,763	47,141,230	27,112,263
Notes payable, discount, current	$ 3,750	$ 0	$ 55,982
Debt discount, related parties, current	5,445	17,720	0
Debt discount, debenture, current	0	1,050,041	0
Notes payable, discount, non current	$ 2,343	$ 0	$ 67,726